September 18, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Statement,
dated September 18, 2025 for
Value Line Core Bond Fund (the “Fund”)
(File No. 33-01575; File No. 811-04471)

Ladies and Gentlemen:

Attached hereto for filing on behalf of the Fund pursuant to the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) thereunder, is the Preliminary Proxy Statement referenced above. The filing includes a Notice of Special Meeting of Shareholders of the Fund, Preliminary Proxy Statement, and proposed Plan of Liquidation and Termination of Value Line Core Fund. Should you have any questions or comments, please do not hesitate to contact me at (617) 526-6787.

Very truly yours,

/s/ Gretchen Roin
Gretchen Roin

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